UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA              November 13, 2009
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          20

Form 13F Information Table Value Total:    $279,871
                                            (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP

2.      028-13108                       Cresthill Master Fund, LP


                                                   Akre Capital Management, LLC
                                                             FORM 13F
                                                        September 30, 2009
COLUMN 1                      COLUMN 2     COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6 COLUMN 7         COLUMN 8

                                TITLE                 VALUE       SHRS OR   SH/  PUT/   INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP   (x$1000)     PRN AMT   PRN  CALL   DSCRTN    MGRS     SOLE     SHARED   NONE
99 CENTS ONLY STORES             COM       65440K106   12,513      930,344  SH           SOLE     NONE     930,344     0       0
AMERICAN TOWER CORP             CL A       029912201   42,082    1,156,111  SH           SOLE     NONE   1,156,111     0       0
AMERICREDIT CORP                 COM       03060R101    1,539       97,444  SH           SOLE     NONE      97,444     0       0
ANNALY CAP MGMT INC              COM       035710409      323       17,800  SH           SOLE     NONE      17,800     0       0
BALLY TECHNOLOGIES INC           COM       05874B107   11,323      295,100  SH           SOLE     NONE     295,100     0       0
BERKSHIRE HATHAWAY              CL A       084670108    9,494           94  SH           SOLE     NONE          94     0       0
BERKSHIRE HATHAWAY              CL B       084670207    7,008        2,109  SH           SOLE     NONE       2,109     0       0
CSX CORP                         COM       126408103      744       17,768  SH           SOLE     NONE      17,768     0       0
CARMAX INC                       COM       143130102   18,225      871,987  SH           SOLE     NONE     871,987     0       0
ENSTAR GROUP LIMITED             COM       G3075P101   37,238      365,458  SH           SOLE     NONE     365,458     0       0
ENTERTAINMENT PPTYS TR     COM SH BEN INT  29380T105      343       10,050  SH           SOLE     NONE      10,050     0       0
EXXON MOBIL CORP                 COM       30231G102      311        4,453  SH           SOLE     NONE       4,453     0       0
FRANKLIN STREET PPTYS CORP       COM       35471R106      262       20,000  SH           SOLE     NONE      20,000     0       0
IRON MTN INC                     COM       462846106      929       34,860  SH           SOLE     NONE      34,860     0       0
LAMAR ADVERTISING CO            CL A       512815101   23,365      851,509  SH           SOLE     NONE     851,509     0       0
MARKEL CORP                      COM       570535104   35,076      106,349  SH           SOLE     NONE     106,349     0       0
MIDDLEBURG FINANCIAL CORP        COM       596094102    1,957      150,000  SH           SOLE     NONE     150,000     0       0
O REILLY AUTOMOTIVE INC          COM       686091109   26,998      747,045  SH           SOLE     NONE     747,045     0       0
PENN NATL GAMING INC             COM       707569109   31,323    1,132,445  SH           SOLE     NONE   1,132,445     0       0
PRICE T ROWE GROUP INC           COM       74144T108   18,818      411,780  SH           SOLE     NONE     411,780     0       0
                                                      279,871


SK 22045 0004